Prepayments, Receivables and Other Assets (Tables)	6 Months Ended
Sep. 30, 2021
Prepayments Receivables And Other Assets [Abstract]
Schedule of prepayments, receivables and other assets
	September 30, 2021 (Unaudited)	March 31, 2021

Staff IOU	$2,695,625	$2,197,130
Receivable from a third-party company	581,991	572,362
Others	194,841	180,370
Total prepayments, receivables and other assets	3,472,457	2,949,862
Less: allowance for doubtful accounts	(1,655,817)	(1,090,759)
Prepayments, receivables and other assets, net	$1,816,640	$1,859,103